Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$44,468	$—	$75	$2,626	$31,945	$9,822
Intercompany receivables - current	—	(255,603)	2,071	179,121	39,306	35,105
Accounts receivable, net	216,473	—	—	—	197,306	19,167
Related party receivables	17,208	—	—	—	17,208	—
Inventories, net	230,924	—	—	—	199,400	31,524
Deferred tax assets	30,901	—	—	1,466	27,649	1,786
Other current assets	19,926	—	4	2,163	10,590	7,169

Total current assets	559,900	(255,603)	2,150	185,376	523,404	104,573
Property, plant and equipment, net	168,834	—	—	—	123,938	44,896
Investment in subsidiaries	—	(863,410)	128,077	624,563	110,770	—
Goodwill	308,080	—	—	—	278,571	29,509
Other intangible assets, net	310,351	—	—	—	304,895	5,456
Intercompany receivables non-current	—	(100,005)	100,000	—	5	—
Deferred financing costs, net	11,578	—	—	11,578	—	—
Other long-term assets	1,380	—	—	—	681	699

Total assets	$1,360,123	$(1,219,018)	$230,227	$821,517	$1,342,264	$185,133

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$143,618	$—	$—	—	114,834	28,784
Current maturities of long-term debt	23,166	—	—	23,000	159	7
Related party payables	2,450	—	1,706	—	—	744
Intercompany payables - current	—	(255,603)	—	3,160	220,709	31,734
Product returns liability	37,635	—	—	—	37,150	485
Interest payable	13,083	—	—	13,083	—	—
Accrued expenses and other current liabilities	50,869	—	2,940	(6,753)	47,668	7,014

Total current liabilities	270,821	(255,603)	4,646	32,490	420,520	68,768
Long-term debt, less current maturities	684,998	—	—	684,679	301	18
Long-term related party payables	101	—	—	—	101	—
Pension and other post-retirement liabilities	97,720	—	—	—	96,906	814
Deferred tax liabilities	78,254	—	—	(23,729)	98,185	3,798
Intercompany payables - non-current	—	(100,005)	—	—	100,000	5
Other long-term liabilities	2,648	—	—	—	1,688	960
Total shareholder’s equity (deficit)	225,581	(863,410)	225,581	128,077	624,563	110,770

Total liabilities and shareholder’s equity (deficit)	$1,360,123	$(1,219,018)	$230,227	$821,517	$1,342,264	$185,133

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$76,619	$—	$1	$3,026	$57,407	$16,185
Intercompany receivables - current	—	(237,446)	—	191,260	25,594	20,592
Accounts receivable, net	221,872	—	—	—	203,577	18,295
Related party receivables	17,179	—	—	—	17,179	—
Inventories, net	202,412	—	—	—	173,253	29,159
Deferred tax assets	30,256	—	—	1,456	27,887	913
Other current assets	22,776	—	—	2,156	14,619	6,001

Total current assets	571,114	(237,446)	1	197,898	519,516	91,145
Property, plant and equipment, net	168,772	—	—	—	125,462	43,310
Investment in subsidiaries	—	(966,882)	195,733	671,628	99,521	—
Goodwill	309,703	—	—	—	278,569	31,134
Other intangible assets, net	373,433	—	—	—	366,333	7,100
Intercompany receivables non-current	—	(105,071)	100,066	—	5,005	—
Deferred financing costs, net	14,622	—	—	14,622	—	—
Other long-term assets	4,115	—	—	—	3,344	771

Total assets	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$152,052	$—	$—	—	119,775	32,277
Current maturities of long-term debt	3,176	—	—	3,000	176	—
Related party payables	587	—	17	—	191	379
Intercompany payables - current	—	(237,446)	—	1,317	213,079	23,050
Product returns liability	42,031	—	—	—	41,758	273
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	58,665	—	1	800	51,773	6,091

Total current liabilities	269,592	(237,446)	18	18,198	426,752	62,070
Long-term debt, less current maturities	687,860	—	—	687,379	461	20
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	62,256	—	—	—	61,448	808
Deferred tax liabilities	122,983	—	—	(17,162)	135,140	5,005
Intercompany payables - non-current	—	(105,071)	—	—	100,066	5,005
Other long-term liabilities	2,925	—	—	—	1,894	1,031
Total shareholder’s equity (deficit)	295,782	(966,882)	295,782	195,733	671,628	99,521

Total liabilities and shareholder’s equity (deficit)	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Twelve Months Ended December 31, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$1,009,793	$(166,566)	$—	$—	$951,472	$224,887
Cost of sales	871,229	(166,566)	—	—	845,516	192,279

Gross profit	138,564	—	—	—	105,956	32,608
Operating expenses
Selling, general and administrative	(63,218)	—	—	(696)	(54,392)	(8,130)
Amortization of acquired intangible assets	(22,167)	—	—	—	(21,237)	(930)
Restructuring costs, net	(16,876)	—	—	—	(16,762)	(114)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—
Patent litigation costs	(158)	—	—	—	(158)	—
Antitrust litigation costs	(44)	—	—	—	(44)	—

Operating (loss) income	(1,899)	—	—	(696)	(24,637)	23,434
Other expense
Interest (expense) income, net	(50,454)	—	4,878	(55,398)	(5)	71
Intercompany interest	—	—	2,017	22,261	(24,104)	(174)
Miscellaneous, net	(8,589)	—	(2,216)	(60)	(6,330)	17

(Loss) income before income taxes	(60,942)	—	4,679	(33,893)	(55,076)	23,348
Income tax benefit (expense)	24,694	—	(2,470)	13,302	20,717	(6,855)

Net (loss) income before equity in earnings of subsidiaries	(36,248)	—	2,209	(20,591)	(34,359)	16,493
Equity (deficit) in earnings of subsidiaries	—	39,830	(38,457)	(17,866)	16,493	—

Net (loss) income	$(36,248)	$39,830	$(36,248)	$(38,457)	$(17,866)	$16,493

Comprehensive (loss) income	$(71,040)	$120,622	$(86,707)	$(68,494)	$(47,903)	$11,442

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$995,930	$(125,055)	$—	$—	$937,030	$183,955
Cost of sales	837,267	(125,055)	—	—	797,514	164,808

Gross profit	158,663	—	—	—	139,516	19,147
Operating expenses
Selling, general and administrative	(84,655)	—	—	(7,666)	(67,628)	(9,361)
Amortization of acquired intangible assets	(22,176)	—	—	—	(21,237)	(939)
Restructuring costs, net	(7,593)	—	—	—	(6,498)	(1,095)
Trademark impairment loss	(2,000)	—	—	—	(2,000)	—
Patent litigation costs	(2,200)	—	—	—	(2,200)	—
Antitrust litigation costs	(198)	—	—	—	(198)	—

Operating income (loss)	39,841	—	—	(7,666)	39,755	7,752
Other expense
Interest (expense) income, net	(51,453)	—	36	(54,441)	(13)	2,965
Intercompany interest	—	—	66	22,273	(22,052)	(287)
Miscellaneous, net	(3,623)	—	(1)	—	(5,613)	1,991

(Loss) income before income taxes	(15,235)	—	101	(39,834)	12,077	12,421
Income tax benefit (expense)	2,993	—	—	15,196	(8,504)	(3,699)

Net (loss) income before equity in earnings of subsidiaries	(12,242)	—	101	(24,638)	3,573	8,722
Equity in earnings of subsidiaries	—	(8,674)	(12,343)	12,295	8,722	—

Net (loss) income	$(12,242)	$(8,674)	$(12,242)	$(12,343)	$12,295	$8,722

Comprehensive income (loss)	$24,621	$(82,641)	$23,406	$24,520	$49,158	$10,178

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$984,497	$(121,109)	$—	$—	$936,993	$168,613
Cost of sales	775,238	(121,109)	—	—	747,501	148,846

Gross profit	209,259	—	—	—	189,492	19,767
Operating expenses
Selling, general and administrative	(96,832)	—	(3)	(17,779)	(69,861)	(9,189)
Amortization of acquired intangible assets	(22,165)	—	—	—	(21,246)	(919)
Restructuring costs, net	(5,877)	—	—	—	(2,477)	(3,400)
Antitrust litigation costs	(1,228)	—	—	—	(1,228)	—

Operating income (loss)	83,157	—	(3)	(17,779)	94,680	6,259
Other expense
Interest expense, net	(54,765)	—	—	(54,708)	(55)	(2)
Intercompany interest	—	—	—	22,397	(22,035)	(362)
Miscellaneous, net	(6,188)	—	1	—	(6,204)	15

Income (loss) before income taxes	22,204	—	(2)	(50,090)	66,386	5,910
Income tax (expense) benefit	(7,577)	—	—	17,320	(18,771)	(6,126)

Net income (loss) before equity in earnings of subsidiaries	14,627	—	(2)	(32,770)	47,615	(216)
Equity in earnings of subsidiaries	—	(61,812)	14,629	47,399	(216)	—

Net income (loss)	$14,627	$(61,812)	$14,627	$14,629	$47,399	$(216)

Comprehensive income (loss)	$5,472	$(67,375)	$27,298	$5,474	$38,244	$1,831

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$(18,657)	$—	$74	$(17,400)	$(6,245)	$4,914

Cash flows from investing activities:
Capital expenditures	(34,451)	—	—	—	(28,348)	(6,103)
Proceeds from sale of property, plant and equipment	4,395	—	—	—	3,905	490

Net cash provided by (used in) investing activities	(30,056)	—	—	—	(24,443)	(5,613)

Cash flows from financing activities:
Revolver borrowings	30,000	—	—	30,000	—	—
Revolver repayments	(10,000)	—	—	(10,000)	—	—
Debt repayments	(3,070)	—	—	(3,000)	(59)	(11)
Excess proceeds over net book value of long-lived assets sold to an entity under common control	839	—	—	—	839	—
Intercompany dividends received (paid)	—	—	—	—	9,446	(9,446)
Change in intercompany indebtedness	—	—	—	—	(5,000)	5,000

Net cash provided by (used in) financing activities	17,769	—	—	17,000	5,226	(4,457)
Effect of exchange rate changes on cash	(1,207)	—	—	—	—	(1,207)

Net (decrease) increase in cash and cash equivalents	(32,151)	—	74	(400)	(25,462)	(6,363)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$44,468	$—	$75	$2,626	$31,945	$9,822

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$39,865	$—	$—	$(55,539)	$81,993	$13,411

Cash flows from investing activities:
Capital expenditures	(40,619)	—	—	—	(33,077)	(7,542)
Proceeds from sale of property, plant and equipment	1,448	—	—	—	86	1,362

Net cash provided by (used in) investing activities	(39,171)	—	—	—	(32,991)	(6,180)

Cash flows from financing actvities:
Debt repayments	(3,089)	—	—	(3,000)	(88)	(1)
Intercompany dividend received (paid)	—	—	—	—	5,374	(5,374)
Change in intercompany indebtedness	—	—	—	—	(1,802)	1,802

Net cash provided by (used in) financing activities	(3,089)	—	—	(3,000)	3,484	(3,573)
Effect of exchange rate changes on cash	97	—	—	—	—	97

Net (decrease) increase in cash and cash equivalents	(2,298)	—	—	(58,539)	52,486	3,755
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$76,619	$—	$1	$3,026	$57,407	$16,185

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$51,842	$—	$(37)	$(24,688)	$59,710	$16,857

Cash flows from investing activities:
Capital expenditures	(36,786)	—	—	—	(29,136)	(7,650)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash used in investing activities	(34,818)	—	—	—	(28,560)	(6,258)

Cash flows from financing actvities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(6,552)	—	—	(3,000)	(376)	(3,176)
Equity contribution	38	—	38	—	—	—
Intercompany dividend received (paid)	—	—	—	—	5,239	(5,239)
Change in intercompany indebtedness	—	—	—	89,237	(87,167)	(2,070)

Net cash (used in) provided by financing activities	(6,014)	—	38	86,237	(81,804)	(10,485)
Effect of exchange rate changes on cash	210	—	—	—	—	210

Net increase (decrease) in cash and cash equivalents	11,220	—	1	61,549	(50,654)	324
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$78,917	$—	$1	$61,565	$4,921	$12,430